SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 11 — SUBSEQUENT EVENTS

In February 2017, the Company granted an aggregate of 116,229 restricted stock units to employees and directors of the Company in connection with employee bonus compensation and annual equity awards to non-employee directors for fiscal 2016. The fair market value on the date of grant was approximately $382,000. The restricted stock units granted to employees and directors vest 50% on the date of grant and the balance vest over a one-year period from the date of issuance. For each vested restricted stock unit, the holder will be entitled to receive one restricted share of the Company's Common Stock upon the holder's separation of employment under certain circumstances or upon a change in control (see Note 7).

In February 2017, the Company granted 25,000 restricted stock units to new employees of the Company. The fair market value on the date of grant was approximately $80,000. The restricted stock units granted to employees vest one-third on December 31, 2017, 2018 and 2019. For each vested restricted stock unit, the holder will be entitled to receive one restricted share of the Company's Common Stock upon the holder's separation of employment under certain circumstances or upon a change in control.

In February 2017, the Company issued 3,666 shares of Common Stock upon the vesting of 3,666 restricted stock units to a former employee. The Company cancelled 2,334 forfeited restricted stock units and an aggregate of 7,222 shares of Common Stock due to forfeiture.

In February 2017, the Company granted 100,000 24-month warrants to purchase shares of Common Stock at an exercise price of $3.45 per share in connection with a contract for services. The warrants vest ratably over the term of the services agreement.

During January 2017 and February 2017, 1,128,358 warrants to purchase shares of the Company’s Common Stock were forfeited as the warrants were not exercised prior to their expiration date.

In March 2017, the Company granted 50,000 restricted stock units to the CEO of the Company in connection with bonus compensation for fiscal 2016. The fair market value on the date of grant was approximately $149,500. The restricted stock units granted to the CEO vested upon grant. The Common Stock underlying the restricted stock units will be issued upon on the earlier of a change in control or other acceleration or December 31, 2018 (see Note 7).

In March 2017, the Company increased its statewide surface management surety bond with the BLM from approximately $5.6 million to $12.3 million, in connection with the approval of the Company’s Plan of Operations Modification. The Company was required to deposit approximately $1.4 million in additional collateral reducing the overall collateral percentage to 30% of the total $12.3 million reclamation bond, or approximately $3.7 million of total collateral (see Note 3).